Long-Term Investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Kahamadi Bio [Member]
Long-Term Investment (Details) [Line Items]
Investment percentage	49.00%
Suffered loss	$ 0	$ 0
Zhetong Medical [Member]
Long-Term Investment (Details) [Line Items]
Investment percentage				39.00%
Jiuzhou Pharmacy [Member]
Long-Term Investment (Details) [Line Items]
Injected funds			$ 1,443,752
Zhuoli Service [Member]
Long-Term Investment (Details) [Line Items]
Suffered loss	$ 2,402,376
Songlu Pharmaceutical [Member]
Long-Term Investment (Details) [Line Items]
Investment percentage	0.37%
Zhejiang Jiuzhou Digital Medicine Technology Co., LTD [Member]
Long-Term Investment (Details) [Line Items]
Investment percentage	25.92%
Jiuzhou Digital [Member]
Long-Term Investment (Details) [Line Items]
Injected funds	$ 4,379